Derivative financial instruments - Forward freight agreements and Foreign exchange forward agreements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative financial instruments
Derivative financial liabilities	$ 213,961	$ (229,373)
FFAs
Derivative financial instruments
Derivative financial liabilities	50,000.00
Realized and unrealized gain/ loss	(20,000.00)
FXSs
Derivative financial instruments
Derivative financial liabilities	200,000
Realized and unrealized gain/ loss	$ (400,000)